K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, IL 60602-4207
T 312.372.1121 www.klgates.com
KEVIN R. BETTSTELLER
312.807.4442
kevin.bettsteller@klgates.com
Direct Fax: 312.345.1383
February 12, 2010
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Global Total Return Fund
333-146944
811-21547
Ladies and Gentlemen:
     On behalf of Calamos Global Total Return Fund (the “Fund”), we are transmitting for electronic filing Post–Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein (the “Amendment”). The Amendment is being filed for the purpose of (1) providing updated financial information and (2) making certain changes pursuant to the staff’s comments on Post-Effective Amendment No. 2 to the Fund’s Registration Statement, as described in a response letter to be filed under separate cover.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosures
cc:     Stathy Darcy